UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

197 Clarendon Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Hedged Equity & Income Fund

Ticker: HEQ
Semiannual report 6/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports such as this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the transfer agent or from your financial intermediary. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and be provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling the transfer agent, Computershare, at 800-852-0218, by going to "Communication Preferences" at computershare.com/investor, or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform the transfer agent or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

Managed distribution plan

The fund has adopted a managed distribution plan (Plan). Under the Plan, the fund makes quarterly distributions of an amount equal to $0.376 per share, which will be paid quarterly until further notice. The fund may make additional distributions: (i) for purposes of not incurring federal income tax at the fund level of investment company taxable income and net capital gain, if any, not included in such regular distributions; and (ii) for purposes of not incurring federal excise tax on ordinary income and capital gain net income, if any, not included in such regular distributions.

The Plan provides that the Board of Trustees of the fund may amend the terms of the Plan or terminate the Plan at any time without prior notice to the fund's shareholders. The Plan is subject to periodic review by the fund's Board of Trustees.

You should not draw any conclusions about the fund's investment performance from the amount of the fund's distributions or from the terms of the fund's Plan. The fund's total return at NAV is presented in the Financial highlights section.

With each distribution that does not consist solely of net income, the fund will issue a notice to shareholders and an accompanying press release that will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund's investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. The fund may, at times, distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund's investment performance and should not be confused with yield or income.

A message to shareholders

Dear shareholder,

An increasingly favorable outlook for U.S. Federal Reserve (Fed) policy drove positive returns across the equity markets for the six months ended June 30, 2019. The combination of slowing growth and low inflation prompted the Fed to adopt a more dovish tone in its communications. The world equity markets rallied in response, as the improving rate outlook led investors to look past the more immediate concerns of weak economic data and the ongoing trade dispute between the United States and China. Market volatility did increase after period end, however, as a result of the trade dispute.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Hedged Equity & Income Fund

Table of contents

2	Your fund at a glance
3	Portfolio Summary
6	Fund's investments
32	Financial statements
35	Financial highlights
36	Notes to financial statements
45	Additional information
46	Shareholder meeting
47	Continuation of investment advisory and subadvisory agreements
54	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide total return with a focus on current income and gains and also consisting of long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/19 (%)

At net asset value
At closing market price
MSCI AC World Index
16.23
13.49
8.04
1.13
5.74
–7.00
11.62
7.92
6.32
6.16
4.24
3.83
7.75
6.00
4.74
6 month (cumulative)
1 year
3 year
5 year
Since inception (5/26/11)

The MSCI All Country World Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses and sales charges, which would result in lower returns.

The performance data contained within this material represents past performance, which does not guarantee future results.

Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund's performance at net asset value (NAV) is different from the fund's performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may be increased when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund's most recent performance can be found at jhinvestment.com or by calling 800-852-0218.

SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 6/30/19 (%)

A note about risks

As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund's net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. A return of capital is the return of all or a portion of a shareholder's investment in the fund. For the fiscal year ended December 31,2018, the fund's aggregate distributions included a return of capital of $0.25 per share, or 17% of aggregate distributions, which could impact the tax treatment of a subsequent sale of fund shares. See the financial highlights and notes to the financial statements for details of the return of capital and risks associated with distributions made by the fund. The fund's prospectus includes additional information regarding returns of capital and the risks associated with distributions made by the fund, including potential tax implications. Fixed-income investments are subject to interest-rate risk; their value will normally decline as interest rates rise. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Derivatives transactions, including hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. China A shares are subject to a number of restrictions imposed by Chinese securities regulations and local exchange listing rules. Investments in higher-yielding, lower-rated securities include a higher risk of default. The primary risks associated with the use of futures contracts and options are imperfect correlation, unanticipated market movement, and counterparty risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       3

SECTOR COMPOSITION AS OF 6/30/19 (%)

TOP 10 HOLDINGS AS OF 6/30/19 (%)

The Coca-Cola Company	1.7
Roche Holding AG	1.6
Novartis AG	1.6
Verizon Communications, Inc.	1.3
TOTAL SA	1.2
Unilever NV	1.2
Zurich Insurance Group AG	1.1
QUALCOMM, Inc.	1.1
Philip Morris International, Inc.	1.1
Pfizer, Inc.	1.0
TOTAL	12.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       4

COUNTRY COMPOSITION AS OF 6/30/19 (%)

United States	41.5
United Kingdom	8.2
Japan	7.9
Switzerland	6.5
France	4.0
Italy	3.4
Canada	3.3
Netherlands	3.2
China	2.0
Finland	2.0
Other countries	18.0
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       5

Fund’s investments
AS OF 6-30-19 (unaudited)
	Shares	Value
Common stocks 81.9%		$148,397,613
(Cost $157,490,735)
Communication services 7.6%		13,760,219
Diversified telecommunication services 4.3%
AT&T, Inc.	13,354	447,493
BCE, Inc.	31,541	1,435,007
BT Group PLC	88,599	221,527
CenturyLink, Inc.	23,227	273,150
China Telecom Corp., Ltd., H Shares	355,055	178,787
China Unicom Hong Kong, Ltd.	249,210	272,487
Hellenic Telecommunications Organization SA	9,999	147,732
Koninklijke KPN NV	201,684	619,330
KT Corp.	8,549	209,905
Magyar Telekom Telecommunications PLC	64,539	95,690
O2 Czech Republic AS	31,143	308,459
Proximus SADP	3,418	101,018
Spark New Zealand, Ltd.	63,538	170,941
Telefonica Deutschland Holding AG	62,932	176,011
Telenor ASA	35,181	747,462
Verizon Communications, Inc. (A)	41,646	2,379,236
Entertainment 0.2%
Avex, Inc.	7,310	92,892
DeNA Company, Ltd.	6,360	121,937
Konami Holdings Corp.	900	42,335
NHN Corp. (B)	607	40,637
Nintendo Company, Ltd.	273	100,163
Interactive media and services 0.7%
Alphabet, Inc., Class A (B)	388	420,126
Autohome, Inc., ADR (B)	120	10,274
Baidu, Inc., ADR (B)	312	36,616
Facebook, Inc., Class A (B)	1,405	271,165
Gree, Inc.	31,010	144,653
Momo, Inc., ADR	709	25,382
SINA Corp. (B)	528	22,773
Yahoo Japan Corp.	102,340	301,038
Media 1.1%
Eutelsat Communications SA	2,017	37,670
Fuji Media Holdings, Inc.	5,535	77,311
Gendai Agency, Inc.	3,360	13,410
Metropole Television SA	6,656	125,902
Nippon Television Holdings, Inc.	10,210	151,485
ProSiebenSat.1 Media SE	4,759	74,552
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	6

	Shares	Value
Communication services (continued)
Media (continued)
Publicis Groupe SA	11,296	$596,212
RTL Group SA	3,394	173,713
SES SA	19,988	312,141
Telenet Group Holding NV	3,290	183,327
Television Francaise 1	15,029	158,151
TV Asahi Holdings Corp.	5,340	86,296
Wireless telecommunication services 1.3%
China Mobile, Ltd.	128,630	1,171,004
Millicom International Cellular SA	11,166	628,550
MTN Group, Ltd.	14,102	106,636
NTT DOCOMO, Inc.	5,862	136,772
Orange Belgium SA	4,782	94,874
VEON, Ltd.	37,994	106,383
Vodafone Group PLC	68,090	111,604
Consumer discretionary 6.6%		11,973,416
Auto components 0.8%
Aisan Industry Company, Ltd.	6,780	43,028
Bridgestone Corp.	3,043	120,043
Exedy Corp.	5,005	105,103
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	56,585	175,713
Keihin Corp.	7,245	103,958
Nissin Kogyo Company, Ltd.	7,584	104,529
NOK Corp.	11,375	170,885
Sumitomo Riko Company, Ltd.	7,590	59,411
Tachi-S Company, Ltd.	5,600	72,096
Tokai Rika Company, Ltd.	7,500	123,967
Toyoda Gosei Company, Ltd.	7,495	146,477
Unipres Corp.	7,500	123,526
Automobiles 0.9%
Daimler AG	5,579	311,151
Dongfeng Motor Group Company, Ltd., H Shares	221,960	182,000
Ford Motor Company	22,901	234,277
Honda Motor Company, Ltd.	16,290	421,239
Nissan Motor Company, Ltd.	50,737	363,402
Renault SA	3,082	193,757
Diversified consumer services 0.5%
Allstar Co-Invest LLC (B)(D)(E)	236,300	0
Benesse Holdings, Inc.	2,540	59,277
H&R Block, Inc.	23,403	685,708
New Oriental Education & Technology Group, Inc., ADR (B)	609	58,817
7	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.2%
Carnival Corp.	2,036	$94,776
Darden Restaurants, Inc.	489	59,526
Las Vegas Sands Corp.	23,931	1,414,083
McDonald's Corp.	1,585	329,141
OPAP SA	23,209	260,326
Household durables 1.0%
Barratt Developments PLC	27,609	200,910
Funai Electric Company, Ltd. (B)	11,823	86,237
Garmin, Ltd.	2,129	169,894
Newell Brands, Inc.	32,865	506,778
Nikon Corp.	6,555	93,209
Persimmon PLC	10,827	275,059
Taylor Wimpey PLC	193,200	387,685
The Berkeley Group Holdings PLC	1,039	49,242
Woongjin Coway Company, Ltd.	696	46,557
Internet and direct marketing retail 0.4%
Alibaba Group Holding, Ltd., ADR (B)	1,554	263,325
Amazon.com, Inc. (B)	260	492,344
Qliro Group AB (B)	32,374	40,736
Leisure products 0.0%
Sankyo Company, Ltd.	1,600	58,013
Multiline retail 0.2%
Kohl's Corp.	257	12,220
Macy's, Inc.	2,543	54,573
Marks & Spencer Group PLC	43,074	115,168
Target Corp.	1,435	124,285
Wesfarmers, Ltd.	5,031	127,889
Specialty retail 1.0%
CECONOMY AG (B)	17,639	107,835
Halfords Group PLC	29,640	84,972
Honeys Holdings Company, Ltd.	2,220	24,438
Kingfisher PLC	64,104	174,727
L Brands, Inc. (A)	2,418	63,110
Nishimatsuya Chain Company, Ltd.	6,110	47,280
Shimamura Company, Ltd.	1,770	132,513
The Foschini Group, Ltd.	53,821	689,612
The Gap, Inc.	3,154	56,677
The Home Depot, Inc.	1,011	210,258
USS Company, Ltd.	3,200	63,216
Xebio Holdings Company, Ltd.	8,895	101,396
Textiles, apparel and luxury goods 0.6%
361 Degrees International, Ltd.	259,300	51,506
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	8

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Daphne International Holdings, Ltd. (B)	330,250	$8,575
Geox SpA	24,027	34,874
Pandora A/S	1,108	39,422
Sanyo Shokai, Ltd.	4,760	67,847
Tapestry, Inc.	28,201	894,818
Consumer staples 7.0%		12,626,419
Beverages 1.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS	18,246	62,670
Coca-Cola Icecek AS	4,810	24,820
PepsiCo, Inc.	2,422	317,597
The Coca-Cola Company (A)	60,280	3,069,437
Food and staples retailing 0.3%
Casino Guichard Perrachon SA	1,734	59,051
Cawachi, Ltd.	2,800	52,018
Coles Group, Ltd. (B)	5,031	47,237
J Sainsbury PLC	55,880	138,862
METRO AG	8,839	161,513
Sysco Corp.	678	47,948
Walmart, Inc.	789	87,177
Food products 0.8%
General Mills, Inc.	12,654	664,588
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,800	460
The Kraft Heinz Company	24,146	749,492
Household products 0.3%
The Procter & Gamble Company	3,920	429,828
Personal products 1.3%
The Estee Lauder Companies, Inc., Class A	499	91,372
Unilever NV	36,784	2,234,927
Tobacco 2.4%
Altria Group, Inc.	5,471	259,052
British American Tobacco PLC	24,835	867,136
Imperial Brands PLC	50,081	1,175,158
Japan Tobacco, Inc.	6,459	142,380
Philip Morris International, Inc.	24,751	1,943,696
Energy 9.1%		16,442,827
Energy equipment and services 0.6%
Fugro NV (B)	7,321	62,979
Helmerich & Payne, Inc.	1,036	52,442
Saipem SpA (B)	29,746	148,443
Subsea 7 SA	59,675	721,560
9	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
The Drilling Company of 1972 A/S (B)	390	$30,301
Trican Well Service, Ltd. (B)	35,734	31,926
Oil, gas and consumable fuels 8.5%
Advantage Oil & Gas, Ltd. (B)	38,655	48,114
ARC Resources, Ltd.	10,596	51,865
BP PLC	91,141	634,958
Cameco Corp.	7,891	84,601
Chevron Corp.	3,562	443,255
CNOOC, Ltd., ADR	3,709	631,828
Coal India, Ltd.	96,323	353,343
Eni SpA	28,923	480,912
Exxon Mobil Corp.	18,150	1,390,835
Galp Energia SGPS SA	50,885	782,574
Gazprom PJSC, ADR	35,181	257,525
Inpex Corp.	20,430	185,164
Inter Pipeline, Ltd.	9,199	143,090
Japan Petroleum Exploration Company, Ltd.	6,835	158,950
Kinder Morgan, Inc.	76,683	1,601,141
LUKOIL PJSC, ADR	8,023	674,092
LUKOIL PJSC, ADR (London Stock Exchange)	1,486	125,626
ONEOK, Inc.	5,447	374,808
Painted Pony Energy, Ltd. (B)	26,405	19,357
Royal Dutch Shell PLC, A Shares	9,281	302,909
Royal Dutch Shell PLC, B Shares	41,822	1,370,368
Snam SpA	124,040	617,077
Surgutneftegas PJSC, ADR	40,635	167,361
Targa Resources Corp.	6,957	273,132
TC Energy Corp.	26,595	1,318,428
The Williams Companies, Inc.	10,675	299,327
TOTAL SA	40,174	2,253,511
Tourmaline Oil Corp.	4,754	60,553
Valero Energy Corp.	1,857	158,978
YPF SA, ADR	7,221	131,494
Financials 14.9%		27,020,680
Banks 7.3%
Allahabad Bank (B)	39,857	28,732
Aozora Bank, Ltd.	4,963	119,334
Bank of Ireland Group PLC	31,302	163,760
Bank Polska Kasa Opieki SA	2,444	73,237
Bank Rakyat Indonesia Persero Tbk PT	2,255,971	696,475
BNP Paribas SA	7,140	338,474
BPER Banca	37,499	152,851
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	10

	Shares	Value
Financials (continued)
Banks (continued)
CaixaBank SA	76,050	$218,112
Canara Bank (B)	29,948	123,204
China Construction Bank Corp., H Shares	1,123,000	968,030
Corp. Bank (B)	38,638	14,246
Dah Sing Financial Holdings, Ltd.	9,700	45,324
Danske Bank A/S	1,778	28,169
DGB Financial Group, Inc.	11,620	82,069
DNB ASA	3,758	70,025
Grupo Financiero Banorte SAB de CV, Series O	108,622	630,892
HSBC Holdings PLC	74,165	619,000
ING Groep NV	101,689	1,177,939
JPMorgan Chase & Co.	7,116	795,569
KB Financial Group, Inc.	5,098	202,081
Krung Thai Bank PCL, Foreign Quota Shares	69,500	44,206
Lloyds Banking Group PLC	263,224	189,052
Mitsubishi UFJ Financial Group, Inc.	83,079	395,703
Mizuho Financial Group, Inc.	151,495	220,293
National Australia Bank, Ltd.	13,577	255,031
Nordea Bank ABP	118,044	857,140
People's United Financial, Inc.	12,407	208,189
Raiffeisen Bank International AG	2,282	53,583
Resona Holdings, Inc.	220,700	920,669
Sberbank of Russia PJSC, ADR	13,314	203,438
Shinhan Financial Group Company, Ltd.	4,863	189,142
Skandinaviska Enskilda Banken AB, Series A	15,609	144,522
Societe Generale SA	16,691	421,271
Standard Chartered PLC	31,800	288,485
Sumitomo Mitsui Financial Group, Inc.	9,950	352,684
Sumitomo Mitsui Trust Holdings, Inc.	5,620	204,184
The Tochigi Bank, Ltd.	24,670	39,661
Unicaja Banco SA (C)	113,190	101,059
UniCredit SpA	26,157	321,962
United Overseas Bank, Ltd.	39,300	759,753
Wells Fargo & Company (A)	4,991	236,174
Westpac Banking Corp.	10,020	199,701
Capital markets 2.1%
Banca Generali SpA	26,505	763,199
BlackRock, Inc.	1,504	705,827
CME Group, Inc.	1,256	243,802
GAM Holding AG (B)	13,992	64,759
Ichiyoshi Securities Company, Ltd.	7,520	50,936
IGM Financial, Inc.	6,245	178,306
Julius Baer Group, Ltd. (B)	4,963	221,122
11	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Natixis SA	70,272	$282,956
Nomura Holdings, Inc.	51,900	183,735
UBS Group AG (B)	96,169	1,142,991
Uranium Participation Corp. (B)	19,158	61,444
Diversified financial services 0.0%
G-Resources Group, Ltd. (B)	2,670,450	21,550
Insurance 4.2%
Admiral Group PLC	3,138	87,993
Ageas	4,278	222,628
American Financial Group, Inc.	5,967	611,438
Assicurazioni Generali SpA	75,990	1,430,707
Dai-ichi Life Holdings, Inc.	12,915	195,401
Direct Line Insurance Group PLC	63,845	269,124
Legal & General Group PLC	58,827	201,542
Orange Life Insurance, Ltd. (C)	4,080	111,858
Poste Italiane SpA (C)	71,765	756,238
Power Corp. of Canada	28,801	620,424
Powszechny Zaklad Ubezpieczen SA	9,177	107,396
Sampo OYJ, A Shares	7,729	364,843
Shin Kong Financial Holding Company, Ltd.	285,563	86,787
Sony Financial Holdings, Inc.	3,250	78,212
T&D Holdings, Inc.	26,975	293,583
Tongyang Life Insurance Company, Ltd.	14,218	53,808
Tryg A/S	3,101	100,908
Zurich Insurance Group AG	5,962	2,074,474
Mortgage real estate investment trusts 1.2%
AGNC Investment Corp.	65,585	1,103,140
Annaly Capital Management, Inc.	109,168	996,704
Thrifts and mortgage finance 0.1%
New York Community Bancorp, Inc.	17,978	179,420
Health care 7.5%		13,566,625
Biotechnology 0.4%
AbbVie, Inc.	2,955	214,888
Amgen, Inc.	1,659	305,721
Gilead Sciences, Inc.	2,704	182,682
Health care equipment and supplies 0.7%
Abbott Laboratories	580	48,778
Alcon, Inc. (B)	415	25,626
Hoya Corp.	466	35,814
Koninklijke Philips NV	20,051	871,736
Medtronic PLC	2,329	226,821
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	12

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
ResMed, Inc.	113	$13,789
Health care providers and services 0.1%
Cardinal Health, Inc.	2,141	100,841
Health care technology 0.0%
AGFA-Gevaert NV (B)	24,031	93,354
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	1,390	26,425
Pharmaceuticals 6.3%
AstraZeneca PLC	22,753	1,860,095
Bristol-Myers Squibb Company (A)	3,539	160,494
Eisai Company, Ltd.	1,360	77,080
Eli Lilly & Company	1,104	122,312
H Lundbeck A/S	590	23,369
Johnson & Johnson	4,124	574,391
Kyowa Hakko Kirin Company, Ltd.	3,000	54,131
Merck & Company, Inc.	4,325	362,651
Novartis AG	31,949	2,916,680
Pfizer, Inc.	43,921	1,902,658
Roche Holding AG	10,458	2,940,660
Takeda Pharmaceutical Company, Ltd.	11,965	425,629
Industrials 7.0%		12,780,006
Aerospace and defense 0.8%
BAE Systems PLC	156,648	984,514
L3Harris Technologies, Inc.	140	26,478
Lockheed Martin Corp.	509	185,042
The Boeing Company	219	79,718
United Technologies Corp.	1,535	199,857
Air freight and logistics 0.2%
bpost SA	9,884	93,792
CTT-Correios de Portugal SA	21,841	52,553
PostNL NV	51,418	89,109
United Parcel Service, Inc., Class B	1,137	117,418
Airlines 0.1%
Air France-KLM (B)	3,777	36,290
ANA Holdings, Inc.	1,300	43,090
SAS AB (B)	63,668	84,961
Building products 0.2%
Cie de Saint-Gobain	9,526	371,988
Commercial services and supplies 0.2%
Babcock International Group PLC	24,453	142,346
Relia, Inc.	6,200	72,845
13	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
Serco Group PLC (B)	50,813	$92,860
Toppan Forms Company, Ltd.	10,540	83,047
Construction and engineering 0.5%
ACS Actividades de Construccion y Servicios SA	15,218	608,857
China Machinery Engineering Corp., H Shares	169,870	76,506
Chiyoda Corp. (B)	11,435	30,751
Implenia AG	2,620	77,650
JGC Corp.	10,525	143,992
Raubex Group, Ltd.	36,950	50,817
Toyo Engineering Corp. (B)	8,300	39,232
Electrical equipment 0.9%
ABB, Ltd.	63,636	1,275,785
Cosel Company, Ltd.	2,600	27,800
Emerson Electric Company	1,919	128,036
Ushio, Inc.	10,625	137,289
Zumtobel Group AG (B)	8,488	66,541
Industrial conglomerates 0.1%
3M Company	1,060	183,740
Machinery 1.5%
Caterpillar, Inc.	616	83,955
Hisaka Works, Ltd.	5,780	46,750
Illinois Tool Works, Inc.	4,228	637,625
Kone OYJ, B Shares	24,672	1,456,964
Mitsubishi Heavy Industries, Ltd.	4,645	202,578
The Japan Steel Works, Ltd.	6,420	107,675
THK Company, Ltd.	2,900	69,755
Toshiba Machine Company, Ltd.	3,633	83,709
Marine 0.3%
A.P. Moller - Maersk A/S, Series B	195	242,642
D/S Norden A/S	7,893	113,753
Kuehne + Nagel International AG	203	30,153
Pacific Basin Shipping, Ltd.	533,330	97,713
Professional services 0.2%
Adecco Group AG	5,038	302,770
Hays PLC	45,847	91,597
SThree PLC	13,408	48,576
Road and rail 0.1%
Firstgroup PLC (B)	55,299	68,682
The Go-Ahead Group PLC	2,809	70,480
Trading companies and distributors 0.7%
ITOCHU Corp.	54,200	1,038,311
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	14

	Shares	Value
Industrials (continued)
Trading companies and distributors (continued)
Rexel SA	15,836	$200,996
SIG PLC	38,599	63,539
Transportation infrastructure 1.2%
Atlantia SpA	4,684	122,142
Hamburger Hafen und Logistik AG	2,916	77,160
Sydney Airport	218,814	1,236,186
Transurban Group	66,000	683,391
Information technology 8.3%		14,980,892
Communications equipment 0.7%
Cisco Systems, Inc.	5,246	287,114
Nokia OYJ	194,782	970,169
Electronic equipment, instruments and components 0.4%
Citizen Watch Company, Ltd.	29,625	152,439
Enplas Corp.	2,160	64,347
Foxconn Technology Company, Ltd.	58,320	118,587
Hosiden Corp.	3,010	33,513
Ibiden Company, Ltd.	6,060	106,474
Innolux Corp.	449,860	106,368
Nichicon Corp.	15,540	126,910
Yokogawa Electric Corp.	2,300	45,270
IT services 0.9%
Accenture PLC, Class A	853	157,609
Automatic Data Processing, Inc.	808	133,587
Fujitsu, Ltd.	2,931	204,837
IBM Corp.	2,629	362,539
Paychex, Inc.	5,614	461,976
Sopra Steria Group	241	28,082
The Western Union Company	11,382	226,388
TravelSky Technology, Ltd., H Shares	18,000	36,201
Semiconductors and semiconductor equipment 3.5%
Broadcom, Inc.	2,787	802,266
Disco Corp.	229	37,789
Intel Corp. (A)	30,669	1,468,125
KLA-Tencor Corp.	1,175	138,885
Maxim Integrated Products, Inc.	4,379	261,952
MediaTek, Inc.	10,640	107,770
Microchip Technology, Inc.	447	38,755
Miraial Company, Ltd.	2,800	32,707
QUALCOMM, Inc. (A)	26,666	2,028,483
Taiwan Semiconductor Manufacturing Company, Ltd.	104,000	795,431
Texas Instruments, Inc.	2,676	307,098
15	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Tokyo Electron, Ltd.	1,300	$182,722
Tokyo Seimitsu Company, Ltd.	3,685	94,852
Software 0.4%
Microsoft Corp.	4,241	568,124
Trend Micro, Inc.	2,500	111,710
Technology hardware, storage and peripherals 2.4%
Acer, Inc.	196,770	122,301
Apple, Inc.	3,662	724,783
Canon, Inc.	17,250	505,133
Compal Electronics, Inc.	297,585	195,199
HP, Inc.	2,159	44,886
Maxell Holdings, Ltd.	5,930	81,335
Melco Holdings, Inc.	936	25,722
Neopost SA	5,121	109,560
Samsung Electronics Company, Ltd.	2,399	97,688
Seagate Technology PLC	18,910	891,039
Western Digital Corp.	18,635	886,094
Xerox Corp.	19,714	698,073
Materials 4.4%		7,945,464
Chemicals 0.8%
China BlueChemical, Ltd., H Shares	312,420	85,225
Dow, Inc.	13,913	686,050
EMS-Chemie Holding AG	101	65,564
JSR Corp.	12,780	202,440
Linde PLC	473	94,978
LyondellBasell Industries NV, Class A	2,840	244,609
Nitto Denko Corp.	1,500	74,245
Construction materials 0.3%
Imerys SA	2,323	123,107
LafargeHolcim, Ltd. (B)	5,466	267,268
Vicat SA	2,162	107,571
Containers and packaging 0.1%
AMVIG Holdings, Ltd.	141,690	33,577
International Paper Company (A)	2,025	87,723
Nampak, Ltd. (B)	121,935	88,936
Metals and mining 3.2%
Acacia Mining PLC (B)	29,759	67,278
Alumina, Ltd.	95,193	156,254
Anglo American Platinum, Ltd.	1,878	111,741
Anglo American PLC	10,913	311,767
Antofagasta PLC	76,130	899,257
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	16

	Shares	Value
Materials (continued)
Metals and mining (continued)
Barrick Gold Corp.	13,560	$214,032
Centerra Gold, Inc. (B)	24,109	169,742
Chubu Steel Plate Company, Ltd.	5,410	32,426
CST Group, Ltd. (B)	1,440,000	2,946
Eldorado Gold Corp. (B)	9,702	56,466
Eregli Demir ve Celik Fabrikalari TAS	120,669	163,893
Gold Fields, Ltd.	34,186	185,811
Harmony Gold Mining Company, Ltd., ADR (B)	36,047	81,827
Hitachi Metals, Ltd.	17,020	193,001
IAMGOLD Corp. (B)	10,528	35,585
Impala Platinum Holdings, Ltd. (B)	26,667	132,151
Kinross Gold Corp. (B)	25,212	97,823
Kyoei Steel, Ltd.	7,310	129,462
Magnitogorsk Iron & Steel Works PJSC, GDR	26,688	246,161
MMC Norilsk Nickel PJSC, ADR	18,715	421,462
Nakayama Steel Works, Ltd.	11,290	48,918
Neturen Company, Ltd.	4,190	33,647
Norsk Hydro ASA	47,693	170,824
Northern Dynasty Minerals, Ltd. (B)	10,296	6,211
Pacific Metals Company, Ltd.	2,880	59,775
Petra Diamonds, Ltd. (B)	115,672	28,870
Resolute Mining, Ltd.	61,804	58,159
Rio Tinto PLC	11,132	688,993
Salzgitter AG	5,219	149,556
SEMAFO, Inc. (B)	18,017	70,992
Severstal PJSC, GDR	22,994	387,897
Tokyo Steel Manufacturing Company, Ltd.	16,610	125,767
Western Areas, Ltd.	59,716	82,667
Yamato Kogyo Company, Ltd.	5,565	162,810
Real estate 3.6%		6,553,671
Equity real estate investment trusts 3.1%
Crown Castle International Corp.	1,314	171,280
Fibra Uno Administracion SA de CV	100,593	133,434
Fortress REIT, Ltd., Class B	119,802	102,718
Gaming and Leisure Properties, Inc.	25,055	976,644
Growthpoint Properties, Ltd.	94,610	163,394
HCP, Inc.	5,044	161,307
Host Hotels & Resorts, Inc.	8,050	146,671
Iron Mountain, Inc.	8,683	271,778
Kimco Realty Corp.	8,899	164,454
Land Securities Group PLC	9,681	102,548
Nippon Building Fund, Inc.	95	650,710
17	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Park Hotels & Resorts, Inc. (A)	36,687	$1,011,094
Redefine Properties, Ltd.	358,084	230,111
Resilient REIT, Ltd.	7,707	33,973
The British Land Company PLC	14,321	98,013
The Macerich Company	2,733	91,528
Ventas, Inc.	1,980	135,333
VEREIT, Inc.	45,426	409,288
Welltower, Inc.	1,987	162,000
WP Carey, Inc.	4,640	376,675
Real estate management and development 0.5%
Mitsubishi Estate Company, Ltd.	9,500	177,056
Nexity SA	18,135	783,662
Utilities 5.9%		10,747,394
Electric utilities 2.7%
Edison International (A)	14,831	999,758
EDP - Energias de Portugal SA	337,341	1,282,044
Endesa SA	8,804	226,444
Enel SpA	112,809	786,927
Iberdrola SA	67,156	668,617
PPL Corp.	7,042	218,372
SSE PLC	6,488	92,476
The Chugoku Electric Power Company, Inc.	18,747	236,414
The Southern Company	6,551	362,139
Gas utilities 0.8%
AltaGas, Ltd.	6,672	100,930
APA Group	88,625	672,071
Naturgy Energy Group SA	22,652	624,262
Independent power and renewable electricity producers 0.6%
China Longyuan Power Group Corp., Ltd., H Shares	1,334,000	857,170
Meridian Energy, Ltd.	87,507	279,603
NTPC, Ltd.	11,366	23,226
Multi-utilities 1.5%
CenterPoint Energy, Inc.	8,148	233,277
Centrica PLC	151,888	169,319
Dominion Energy, Inc. (A)	23,099	1,786,015
E.ON SE	10,941	118,711
Engie SA	14,135	214,336
RWE AG	6,104	150,620
Water utilities 0.3%

United Utilities Group PLC	64,765	644,663
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	18

	Shares	Value

Preferred securities 0.5%		$956,646
(Cost $906,618)
Communication services 0.0%		45,491
Diversified telecommunication services 0.0%
Telefonica Brasil SA	3,500	45,491
Consumer discretionary 0.4%		722,261
Automobiles 0.4%
Volkswagen AG	4,288	722,261
Information technology 0.0%		90,174
Technology hardware, storage and peripherals 0.0%
Samsung Electronics Company, Ltd.	2,719	90,174
Utilities 0.1%		98,720
Electric utilities 0.1%

Cia Paranaense de Energia, B Shares	7,800	98,720
Exchange-traded funds 0.0%		$58,330
(Cost $58,210)
iShares Core MSCI EAFE ETF	950	58,330

	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 0.1%					$107,790
(Cost $142,065)
Argentina 0.1%					107,790
Provincia de Buenos Aires	5.375	01-20-23	EUR	125,000	107,790

Corporate bonds 14.2%					$25,620,410
(Cost $25,444,564)
Communication services 2.6%					4,721,710
Diversified telecommunication services 0.6%
CenturyLink, Inc.	5.625	04-01-25		140,000	142,800
CenturyLink, Inc.	7.500	04-01-24		30,000	33,188
Embarq Corp.	7.995	06-01-36		100,000	96,782
Frontier Communications Corp.	6.875	01-15-25		40,000	22,400
Frontier Communications Corp. (C)	8.500	04-01-26		105,000	101,850
Intelsat Jackson Holdings SA (C)	8.500	10-15-24		110,000	108,900
Telecom Argentina SA (C)	6.500	06-15-21		151,000	149,339
Telecom Italia Capital SA	7.200	07-18-36		90,000	99,225
Telecom Italia SpA (C)	5.303	05-30-24		200,000	207,000
Ziggo BV (C)	5.500	01-15-27		170,000	172,926
Media 1.7%
Altice Financing SA (C)	7.500	05-15-26		210,000	211,071
Altice France SA	5.875	02-01-27	EUR	165,000	203,100
Altice Luxembourg SA (C)	7.625	02-15-25		200,000	188,125
19	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Altice Luxembourg SA	8.000	05-15-27	EUR	100,000	$115,679
CCO Holdings LLC (C)	5.750	02-15-26		180,000	188,775
Cequel Communications Holdings I LLC (C)	5.125	12-15-21		155,000	155,000
CSC Holdings LLC (C)	6.500	02-01-29		390,000	425,588
DISH DBS Corp.	5.875	11-15-24		30,000	28,388
DISH DBS Corp.	7.875	09-01-19		255,000	255,956
Gray Television, Inc. (C)	5.125	10-15-24		130,000	132,438
Gray Television, Inc. (C)	5.875	07-15-26		50,000	51,875
Lamar Media Corp.	5.750	02-01-26		85,000	89,356
Nexstar Escrow, Inc. (C)	5.625	07-15-27		80,000	82,000
Sinclair Television Group, Inc. (C)	5.625	08-01-24		100,000	102,250
Sinclair Television Group, Inc. (C)	5.875	03-15-26		75,000	76,665
Sirius XM Radio, Inc. (C)	4.625	07-15-24		50,000	51,164
Sirius XM Radio, Inc. (C)	5.500	07-01-29		100,000	102,520
TEGNA, Inc.	5.125	10-15-19		157,000	157,196
Tribune Media Company	5.875	07-15-22		150,000	152,610
WMG Acquisition Corp.	3.625	10-15-26	EUR	100,000	119,964
WMG Acquisition Corp. (C)	5.500	04-15-26		85,000	87,754
Wireless telecommunication services 0.3%
Sprint Capital Corp.	8.750	03-15-32		30,000	34,725
Sprint Corp.	7.125	06-15-24		50,000	53,015
Sprint Corp.	7.250	09-15-21		215,000	228,438
Sprint Corp.	7.875	09-15-23		100,000	108,750
Turkcell Iletisim Hizmetleri AS	5.800	04-11-28		200,000	184,898
Consumer discretionary 1.9%					3,385,022
Auto components 0.2%
Adient Global Holdings, Ltd.	3.500	08-15-24	EUR	100,000	94,263
Adient US LLC (C)	7.000	05-15-26		20,000	20,550
Avis Budget Car Rental LLC	5.500	04-01-23		110,000	112,338
Panther BF Aggregator 2 LP (C)	8.500	05-15-27		40,000	41,200
Distributors 0.1%
LKQ European Holdings BV	3.625	04-01-26	EUR	100,000	119,931
Diversified consumer services 0.0%
Service Corp. International	4.625	12-15-27		35,000	35,744
Service Corp. International	5.125	06-01-29		25,000	26,313
Hotels, restaurants and leisure 1.1%
Boyd Gaming Corp.	6.000	08-15-26		90,000	94,613
Boyd Gaming Corp.	6.375	04-01-26		85,000	89,920
Caesars Resort Collection LLC (C)	5.250	10-15-25		120,000	120,000
Cirsa Finance International Sarl	6.250	12-20-23	EUR	115,000	142,055
Codere Finance 2 Luxembourg SA	6.750	11-01-21	EUR	150,000	169,680
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	20

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Eldorado Resorts, Inc.	6.000	04-01-25		130,000	$136,663
Eldorado Resorts, Inc.	6.000	09-15-26		35,000	38,238
Golden Entertainment, Inc. (C)	7.625	04-15-26		70,000	71,575
Hilton Domestic Operating Company, Inc.	4.250	09-01-24		152,000	154,280
Jacobs Entertainment, Inc. (C)	7.875	02-01-24		165,000	176,138
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (C)	4.750	06-01-27		35,000	35,875
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (C)	5.250	06-01-26		43,000	45,096
MGM Resorts International	5.500	04-15-27		50,000	52,438
New Red Finance, Inc. (C)	5.000	10-15-25		320,000	322,496
Penn National Gaming, Inc. (C)	5.625	01-15-27		186,000	183,675
Sugarhouse HSP Gaming Prop Mezz LP (C)	5.875	05-15-25		110,000	108,350
Wynn Las Vegas LLC (C)	5.500	03-01-25		120,000	123,936
Household durables 0.2%
KB Home	7.000	12-15-21		140,000	150,255
M/I Homes, Inc.	5.625	08-01-25		40,000	40,600
M/I Homes, Inc.	6.750	01-15-21		165,000	167,681
Internet and direct marketing retail 0.0%
Liberty Interactive LLC	8.250	02-01-30		40,000	39,900
Leisure products 0.2%
Jack Ohio Finance LLC (C)	6.750	11-15-21		155,000	159,216
Mattel, Inc. (C)	6.750	12-31-25		140,000	144,025
Specialty retail 0.1%
L Brands, Inc.	5.250	02-01-28		85,000	77,881
L Brands, Inc.	6.750	07-01-36		15,000	12,900
L Brands, Inc.	6.875	11-01-35		5,000	4,447
PetSmart, Inc. (C)	5.875	06-01-25		75,000	72,750
Consumer staples 0.6%					1,120,075
Food products 0.4%
MARB BondCo PLC (C)	7.000	03-15-24		200,000	208,642
Post Holdings, Inc. (C)	5.000	08-15-26		190,000	192,613
Post Holdings, Inc. (C)	5.625	01-15-28		70,000	71,925
Post Holdings, Inc. (C)	5.750	03-01-27		100,000	103,250
TreeHouse Foods, Inc.	4.875	03-15-22		190,000	191,188
Household products 0.1%
Diamond BC BV	5.625	08-15-25	EUR	200,000	188,057
21	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal products 0.1%
Revlon Consumer Products Corp.	6.250	08-01-24	240,000	$164,400
Energy 2.0%				3,628,974
Oil, gas and consumable fuels 2.0%
Blue Racer Midstream LLC (C)	6.125	11-15-22	170,000	172,338
California Resources Corp. (C)	8.000	12-15-22	15,000	11,306
Centennial Resource Production LLC (C)	5.375	01-15-26	65,000	61,750
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	85,000	92,331
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	65,000	72,394
Chesapeake Energy Corp.	7.000	10-01-24	195,000	175,013
Chesapeake Energy Corp.	7.500	10-01-26	80,000	71,200
Chesapeake Energy Corp.	8.000	06-15-27	40,000	34,975
Cloud Peak Energy Resources LLC (F)	12.000	11-01-21	145,000	18,850
DCP Midstream Operating LP	5.375	07-15-25	120,000	126,450
Energen Corp.	4.625	09-01-21	105,000	106,050
Energy Transfer Operating LP	4.250	03-15-23	110,000	114,791
EP Energy LLC (C)	7.750	05-15-26	10,000	8,925
Foresight Energy LLC (C)	11.500	04-01-23	170,000	95,200
Jagged Peak Energy LLC	5.875	05-01-26	85,000	83,725
Laredo Petroleum, Inc.	5.625	01-15-22	55,000	51,013
Laredo Petroleum, Inc.	6.250	03-15-23	65,000	60,470
Matador Resources Company	5.875	09-15-26	105,000	106,050
MEG Energy Corp. (C)	6.500	01-15-25	80,000	80,400
MEG Energy Corp. (C)	7.000	03-31-24	95,000	90,250
Petrobras Global Finance BV	5.750	02-01-29	430,000	448,232
Petrobras Global Finance BV	7.375	01-17-27	60,000	68,910
QEP Resources, Inc.	5.250	05-01-23	105,000	101,063
QEP Resources, Inc.	5.375	10-01-22	15,000	14,588
QEP Resources, Inc.	5.625	03-01-26	87,000	81,780
QEP Resources, Inc.	6.800	03-01-20	25,000	25,156
SM Energy Company	5.000	01-15-24	100,000	91,750
SM Energy Company	5.625	06-01-25	50,000	45,500
SM Energy Company	6.125	11-15-22	5,000	4,963
SM Energy Company	6.625	01-15-27	85,000	78,625
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	200,000	207,976
Sunoco LP	5.500	02-15-26	35,000	36,444
Sunoco LP	5.875	03-15-28	20,000	20,725
Sunoco LP (C)	6.000	04-15-27	50,000	52,500
Tallgrass Energy Partners LP (C)	4.750	10-01-23	155,000	157,134
Targa Resources Partners LP (C)	6.500	07-15-27	215,000	234,350
Vine Oil & Gas LP (C)	8.750	04-15-23	150,000	97,500
WPX Energy, Inc.	5.250	09-15-24	125,000	127,813
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	22

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
WPX Energy, Inc.	5.750	06-01-26		30,000	$31,050
WPX Energy, Inc.	6.000	01-15-22		23,000	23,834
WPX Energy, Inc.	8.250	08-01-23		40,000	45,600
Financials 1.6%					2,853,962
Banks 0.6%
Banco de Sabadell SA (6.500% to 5-18-22, then 5 Year Euro Swap Rate + 6.414%) (G)	6.500	05-18-22	EUR	200,000	226,588
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (C)(G)	8.125	12-23-25		250,000	288,928
Freedom Mortgage Corp. (C)	8.125	11-15-24		160,000	136,000
Intesa Sanpaolo SpA (8.375% to 10-14-19, then 3 month EURIBOR + 6.871%) (G)	8.375	10-14-19	EUR	50,000	58,063
Turkiye Is Bankasi AS	6.125	04-25-24		200,000	182,928
UniCredit SpA (5.861% to 6-19-27, then 5 Year U.S. ISDAFIX + 3.703%) (C)	5.861	06-19-32		200,000	190,880
Capital markets 0.1%
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) (G)	6.250	12-18-24		200,000	208,250
Consumer finance 0.7%
ACE Cash Express, Inc. (C)	12.000	12-15-22		36,000	32,040
Ally Financial, Inc.	3.875	05-21-24		90,000	92,250
Credit Acceptance Corp. (C)	6.625	03-15-26		70,000	73,588
DAE Funding LLC (C)	4.500	08-01-22		35,000	35,525
DAE Funding LLC (C)	5.000	08-01-24		140,000	145,775
goeasy, Ltd. (C)	7.875	11-01-22		135,000	141,413
Herc Rentals, Inc. (C)	7.500	06-01-22		63,000	65,426
Navient Corp.	5.500	01-25-23		101,000	103,778
Navient Corp.	5.625	08-01-33		20,000	16,650
Navient Corp.	6.500	06-15-22		80,000	84,979
Navient Corp.	7.250	09-25-23		49,000	52,308
Springleaf Finance Corp.	6.125	05-15-22		120,000	128,700
Springleaf Finance Corp.	6.125	03-15-24		5,000	5,375
Springleaf Finance Corp.	6.875	03-15-25		75,000	82,124
Springleaf Finance Corp.	8.250	12-15-20		155,000	166,431
Insurance 0.2%
Acrisure LLC (C)	8.125	02-15-24		160,000	165,200
CNO Financial Group, Inc.	5.250	05-30-29		45,000	48,713
Genworth Holdings, Inc.	4.800	02-15-24		5,000	4,250
Genworth Holdings, Inc.	4.900	08-15-23		80,000	68,800
23	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Genworth Holdings, Inc.	7.200	02-15-21		30,000	$29,400
Genworth Holdings, Inc.	7.625	09-24-21		20,000	19,600
Health care 1.3%					2,307,220
Health care equipment and supplies 0.2%
Avantor, Inc. (C)	6.000	10-01-24		200,000	212,800
Constantin Investissement 3 SASU	5.375	04-15-25	EUR	100,000	114,238
Health care providers and services 0.5%
Community Health Systems, Inc. (C)	8.125	06-30-24		50,000	37,375
HCA Healthcare, Inc.	6.250	02-15-21		240,000	251,400
HCA, Inc.	5.375	09-01-26		60,000	64,650
HCA, Inc.	5.625	09-01-28		10,000	10,825
HCA, Inc.	5.875	02-01-29		5,000	5,481
HCA, Inc.	6.500	02-15-20		135,000	138,104
HCA, Inc.	7.500	11-15-95		65,000	68,575
West Street Merger Sub, Inc. (C)	6.375	09-01-25		275,000	254,375
Health care technology 0.1%
Sotera Health Holdings LLC (C)	6.500	05-15-23		150,000	151,875
Pharmaceuticals 0.5%
Bausch Health Companies, Inc.	4.500	05-15-23	EUR	130,000	149,686
Bausch Health Companies, Inc. (C)	5.500	03-01-23		13,000	13,104
Bausch Health Companies, Inc. (C)	5.875	05-15-23		116,000	117,348
Bausch Health Companies, Inc. (C)	6.125	04-15-25		95,000	96,900
Catalent Pharma Solutions, Inc. (C)	4.875	01-15-26		30,000	30,450
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27		20,000	20,350
Teva Pharmaceutical Finance IV LLC	2.250	03-18-20		90,000	89,145
Teva Pharmaceutical Finance Netherlands II BV	1.250	03-31-23	EUR	100,000	100,851
Teva Pharmaceutical Finance Netherlands III BV	2.800	07-21-23		225,000	195,188
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28		200,000	184,500
Industrials 1.5%					2,644,583
Aerospace and defense 0.3%
Avolon Holdings Funding, Ltd. (C)	3.950	07-01-24		50,000	51,229
Avolon Holdings Funding, Ltd. (C)	4.375	05-01-26		20,000	20,584
Avolon Holdings Funding, Ltd. (C)	5.250	05-15-24		80,000	85,272
Bombardier, Inc. (C)	6.125	01-15-23		130,000	131,788
Bombardier, Inc. (C)	7.875	04-15-27		75,000	75,094
TransDigm, Inc. (C)	6.250	03-15-26		200,000	209,250
Building products 0.1%
Standard Industries, Inc. (C)	5.375	11-15-24		205,000	212,175
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	24

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 0.5%
APX Group, Inc.	7.625	09-01-23	105,000	$84,525
APX Group, Inc.	7.875	12-01-22	85,000	81,494
Clean Harbors, Inc. (C)	4.875	07-15-27	104,000	105,700
Clean Harbors, Inc. (C)	5.125	07-15-29	40,000	40,800
Garda World Security Corp. (C)	8.750	05-15-25	45,000	44,438
IAA, Inc. (C)	5.500	06-15-27	55,000	57,200
Pitney Bowes, Inc.	4.625	03-15-24	20,000	18,050
Pitney Bowes, Inc.	4.950	04-01-23	90,000	84,994
Stericycle, Inc. (C)	5.375	07-15-24	90,000	93,948
Tervita Escrow Corp. (C)	7.625	12-01-21	229,000	232,941
Waste Pro USA, Inc. (C)	5.500	02-15-26	60,000	61,350
Construction and engineering 0.1%
Brand Industrial Services, Inc. (C)	8.500	07-15-25	150,000	135,938
Electrical equipment 0.1%
Sensata Technologies BV (C)	5.000	10-01-25	100,000	104,250
Sensata Technologies BV (C)	5.625	11-01-24	80,000	86,200
Machinery 0.1%
Cloud Crane LLC (C)	10.125	08-01-24	120,000	129,000
Trading companies and distributors 0.3%
Beacon Roofing Supply, Inc. (C)	4.875	11-01-25	90,000	89,100
Herc Holdings, Inc. (C)	5.500	07-15-27	140,000	140,875
United Rentals North America, Inc.	4.625	10-15-25	50,000	50,813
United Rentals North America, Inc.	4.875	01-15-28	135,000	137,700
United Rentals North America, Inc.	5.875	09-15-26	75,000	79,875
Information technology 0.8%				1,375,763
IT services 0.2%
First Data Corp. (C)	5.750	01-15-24	160,000	164,500
Tempo Acquisition LLC (C)	6.750	06-01-25	240,000	247,200
Semiconductors and semiconductor equipment 0.3%
Entegris, Inc. (C)	4.625	02-10-26	145,000	146,088
Micron Technology, Inc.	4.640	02-06-24	35,000	36,481
Micron Technology, Inc.	4.975	02-06-26	90,000	94,925
Micron Technology, Inc.	5.500	02-01-25	80,000	82,300
Qorvo, Inc.	5.500	07-15-26	150,000	158,745
Software 0.2%
CDK Global, Inc. (C)	5.250	05-15-29	60,000	62,175
Infor US, Inc.	6.500	05-15-22	50,000	50,880
SS&C Technologies, Inc. (C)	5.500	09-30-27	150,000	155,625
Technology hardware, storage and peripherals 0.1%
Western Digital Corp.	4.750	02-15-26	35,000	34,337
Xerox Corp.	4.125	03-15-23	140,000	142,507
25	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials 1.2%					$2,258,143
Chemicals 0.1%
CF Industries, Inc.	4.950	06-01-43		10,000	8,950
CF Industries, Inc.	5.150	03-15-34		70,000	68,250
CF Industries, Inc.	5.375	03-15-44		20,000	18,756
The Chemours Company	6.625	05-15-23		104,000	107,574
The Chemours Company	7.000	05-15-25		10,000	10,450
Containers and packaging 0.8%
ARD Finance SA (6.625% Cash or 7.375% PIK)	6.625	09-15-23	EUR	150,000	176,784
Ardagh Packaging Finance PLC	6.750	05-15-24	EUR	250,000	304,885
Berry Global Escrow Corp. (C)	5.625	07-15-27		35,000	36,400
Berry Global, Inc.	6.000	10-15-22		110,000	112,200
Crown European Holdings SA	2.875	02-01-26	EUR	225,000	276,222
OI European Group BV (C)	4.000	03-15-23		10,000	10,050
Owens-Brockway Glass Container, Inc. (C)	5.875	08-15-23		165,000	177,961
Reynolds Group Issuer, Inc. (C)	5.125	07-15-23		155,000	157,906
Reynolds Group Issuer, Inc. (C)	7.000	07-15-24		105,000	108,572
Metals and mining 0.2%
Constellium NV	4.250	02-15-26	EUR	125,000	146,117
Novelis Corp. (C)	5.875	09-30-26		55,000	55,688
Novelis Corp. (C)	6.250	08-15-24		135,000	141,542
Steel Dynamics, Inc.	4.125	09-15-25		25,000	24,875
Steel Dynamics, Inc.	5.125	10-01-21		85,000	85,886
Paper and forest products 0.1%
Flex Acquisition Company, Inc. (C)	6.875	01-15-25		175,000	158,375
Norbord, Inc. (C)	5.750	07-15-27		70,000	70,700
Real estate 0.2%					428,638
Equity real estate investment trusts 0.1%
FelCor Lodging LP	6.000	06-01-25		240,000	252,900
Real estate management and development 0.1%
Taylor Morrison Communities, Inc.	6.625	05-15-22		170,000	175,738
Utilities 0.5%					896,320
Gas utilities 0.2%
AmeriGas Partners LP	5.500	05-20-25		32,000	33,680
AmeriGas Partners LP	5.750	05-20-27		40,000	42,000
AmeriGas Partners LP	5.875	08-20-26		118,000	125,080
Ferrellgas LP	6.500	05-01-21		25,000	22,688
Ferrellgas LP	6.750	01-15-22		170,000	150,450
Ferrellgas LP	6.750	06-15-23		68,000	59,670
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	26

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.2%
NextEra Energy Operating Partners LP (C)	4.250	07-15-24	40,000	$40,175
The AES Corp.	5.125	09-01-27	205,000	216,275
Water utilities 0.1%

Aegea Finance Sarl (C)	5.750	10-10-24	200,000	206,302
Convertible bonds 0.1%				$216,202
(Cost $251,343)
Consumer discretionary 0.0%				51,350
Hotels, restaurants and leisure 0.0%
Caesars Entertainment Corp.	5.000	10-01-24	30,000	51,350
Information technology 0.1%				164,852
IT services 0.0%
Cardtronics, Inc.	1.000	12-01-20	70,000	67,865
Technology hardware, storage and peripherals 0.1%

Western Digital Corp. (C)	1.500	02-01-24	108,000	96,987
Term loans (H) 0.7%				$1,335,919
(Cost $1,343,380)
Consumer discretionary 0.2%				338,192
Hotels, restaurants and leisure 0.1%
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.410	10-21-24	183,350	182,433
Internet and direct marketing retail 0.1%
Lands' End, Inc., Term Loan B (1 month LIBOR + 3.250%)	5.652	04-04-21	82,866	80,933
Shutterfly, Inc., Term Loan B2 (1 month LIBOR + 2.500%)	4.910	08-17-24	74,882	74,826
Financials 0.2%				369,808
Diversified financial services 0.0%
Crown Finance US, Inc., 2018 USD Term Loan (1 month LIBOR + 2.250%)	4.652	02-28-25	82,209	80,795
Insurance 0.2%
Asurion LLC, 2018 Term Loan B7 (1 month LIBOR + 3.000%)	5.402	11-03-24	193,050	192,567
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	5.586	04-25-25	99,000	96,446
Health care 0.0%				69,985
Life sciences tools and services 0.0%
Syneos Health, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.402	08-01-24	70,248	69,985
27	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.2%				$344,450
Commercial services and supplies 0.1%
AVSC Holding Corp., 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.250%)	5.672	03-01-25	98,750	95,818
Professional services 0.1%
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 5.000%)	7.404	02-08-26	150,000	149,954
Trans Union LLC, 2018 Term Loan B4 (1 month LIBOR + 2.000%)	4.402	06-19-25	99,000	98,678
Information technology 0.1%				213,484
IT services 0.1%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.402	06-15-25	99,000	98,155
Semiconductors and semiconductor equipment 0.0%
Microchip Technology, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.410	05-29-25	57,489	57,112
Software 0.0%
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.652	04-16-25	23,790	23,683
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.652	04-16-25	34,691	34,534

	Shares	Value
Rights 0.0%		$23,880
(Cost $25,092)
ACS Actividades de Construccion y Servicios SA (Expiration Date: 7-9-19) (B)(I)	15,218	23,880

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$750
(Cost $194)
Texas Competitive Electric Holdings Company LLC (B)(E)	11.500	10-01-20	500,000	750

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	28

	Par value^	Value
Short-term investments 1.3%		$2,300,000
(Cost $2,300,000)
Repurchase agreement 1.3%		2,300,000
Goldman Sachs Tri-Party Repurchase Agreement dated 6-28-19 at 2.510% to be repurchased at $2,300,481 on 7-1-19, collateralized by $2,256,629 Government National Mortgage Association, 3.000% – 6.000% due 8-15-20 to 9-20-48 (valued at $2,346,000, including interest)	2,300,000	2,300,000

Total investments (Cost $187,962,201) 98.8%	$179,017,540
Other assets and liabilities, net 1.2%	2,196,634
Total net assets 100.0%	$181,214,174

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 6-30-19 was $10,445,720.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing - Issuer is in default.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	Strike price and/or expiration date not available.
29	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	159	Short	Sep 2019	$(6,171,252)	$(6,266,491)	$(95,239)
FTSE 100 Index Futures	43	Short	Sep 2019	(4,000,499)	(4,024,050)	(23,551)
MSCI EAFE Index Futures	88	Short	Sep 2019	(8,464,034)	(8,462,520)	1,514
						$(117,276)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	115,000	USD	85,825	SSB	7/3/2019	$1,993	—
CAD	115,000	USD	87,942	CITI	8/6/2019	—	$(56)
EUR	1,670,000	USD	1,866,192	MSI	7/3/2019	32,926	—
EUR	1,521,000	USD	1,734,412	CITI	8/6/2019	79	—
GBP	494,000	USD	623,038	BNP	7/3/2019	4,350	—
GBP	472,000	USD	601,200	BNP	8/6/2019	—	(751)
USD	87,876	CAD	115,000	CITI	7/3/2019	58	—
USD	1,898,982	EUR	1,670,000	CITI	7/3/2019	—	(137)
USD	13,085,555	EUR	11,471,000	BNP	9/18/2019	—	(37,865)
USD	600,211	GBP	472,000	BNP	7/3/2019	764	—
USD	27,910	GBP	22,000	DB	7/3/2019	—	(30)
USD	8,318,183	GBP	6,520,000	GSI	9/18/2019	9,395	—
						$49,565	$(38,839)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	S&P 500 Index	USD	2,935.00	Jul 2019	31	3,100	$99,469	$(130,200)
Exchange-traded	S&P 500 Index	USD	2,970.00	Jul 2019	62	6,200	193,357	(142,600)
							$292,826	$(272,800)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
BNP	BNP Paribas
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	30

CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 6-30-19, the aggregate cost of investments for federal income tax purposes was $188,163,489. Net unrealized depreciation aggregated to $9,525,299, of which $8,570,101 related to gross unrealized appreciation and $18,095,400 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
31	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 6-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $187,962,201)	$179,017,540
Unrealized appreciation on forward foreign currency contracts	49,565
Cash	7,892
Foreign currency, at value(Cost $135,116)	134,835
Collateral held at broker for futures contracts	1,067,601
Collateral segregated at custodian for OTC derivative contracts	70,000
Dividends and interest receivable	1,472,525
Receivable for investments sold	685,102
Other assets	17,850
Total assets	182,522,910
Liabilities
Unrealized depreciation on forward foreign currency contracts	38,839
Written options, at value (Premiums received $292,826)	272,800
Payable for futures variation margin	123,491
Payable for investments purchased	781,528
Payable to affiliates
Accounting and legal services fees	21,913
Trustees' fees	284
Other liabilities and accrued expenses	69,881
Total liabilities	1,308,736
Net assets	$181,214,174
Net assets consist of
Paid-in capital	$200,507,171
Total distributable earnings (loss)	(19,292,997)
Net assets	$181,214,174

Net asset value per share
Based on 12,213,964 shares of beneficial interest outstanding - unlimited number of shares authorized with $0.01 par value	$14.84
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Hedged Equity & Income Fund	32

STATEMENT OF OPERATIONS For the six months ended  6-30-19 (unaudited)

Investment income
Dividends	$5,167,431
Interest	912,858
Less foreign taxes withheld	(446,498)
Total investment income	5,633,791
Expenses
Investment management fees	865,675
Accounting and legal services fees	22,834
Transfer agent fees	10,988
Trustees' fees	22,555
Custodian fees	40,596
Printing and postage	44,347
Professional fees	28,062
Stock exchange listing fees	11,776
Other	7,776
Total expenses	1,054,609
Less expense reductions	(6,669)
Net expenses	1,047,940
Net investment income	4,585,851
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,155,211)
Futures contracts	(1,915,518)
Forward foreign currency contracts	147,449
Written options	(2,397,341)
(5,320,621)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	14,434,878
Futures contracts	(258,592)
Forward foreign currency contracts	200,098
Written options	115,977
14,492,361
Net realized and unrealized gain	9,171,740
Increase in net assets from operations	$13,757,591

33	JOHN HANCOCK Hedged Equity & Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
Increase (decrease) in net assets
From operations
Net investment income	$4,585,851	$7,722,756
Net realized gain (loss)	(5,320,621)	6,567,319
Change in net unrealized appreciation (depreciation)	14,492,361	(34,683,257)
Increase (decrease) in net assets resulting from operations	13,757,591	(20,393,182)
Distributions to shareholders
From net investment income and net realized gain	(9,184,901) [1]	(15,279,209)
From tax return of capital	—	(3,083,603)
Total distributions	(9,184,901)	(18,362,812)
Fund share transactions
Issued pursuant to Dividend Reinvestment Plan	—	151,230
Total increase (decrease)	4,572,690	(38,604,764)
Net assets
Beginning of period	176,641,484	215,246,248
End of period	$181,214,174	$176,641,484
Share activity
Shares outstanding
Beginning of period	12,213,964	12,204,669
Issued pursuant to Dividend Reinvestment Plan	—	9,295
End of period	12,213,964	12,213,964

[1]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Hedged Equity & Income Fund	34

Financial highlights
Period ended	6-30-19 [1]	12-31-18	12-31-17	12-31-16	12-31-15	12-31-14
Per share operating performance
Net asset value, beginning of period	$14.46	$17.64	$16.84	$16.78	$18.22	$19.52
Net investment income[2]	0.38	0.63	0.52	0.42	0.39	0.46
Net realized and unrealized gain (loss) on investments	0.75	(2.31)	1.94	1.09	(0.51)	(0.27)
Total from investment operations	1.13	(1.68)	2.46	1.51	(0.12)	0.19
Less distributions
From net investment income	(0.75) [3]	(0.86)	(0.49)	(0.41)	(0.44)	(0.45)
From net realized gain	—	(0.39)	(1.17)	(0.24)	(0.91)	(1.05)
From tax return of capital	—	(0.25)	—	(0.85)	(0.15)	—
Total distributions	(0.75)	(1.50)	(1.66)	(1.50)	(1.50)	(1.50)
Anti-dilutive impact of repurchase plan	—	—	—	0.05 [4]	0.18 [4]	0.01 [4]
Net asset value, end of period	$14.84	$14.46	$17.64	$16.84	$16.78	$18.22
Per share market value, end of period	$14.10	$13.08	$17.41	$15.72	$14.46	$16.32
Total return at net asset value (%)[5,6]	8.04 [7]	(9.61)	15.15	10.46	1.56	1.66
Total return at market value (%)[5]	13.49 [7]	(17.16)	21.74	19.66	(2.29)	4.13
Ratios and supplemental data
Net assets, end of period (in millions)	$181	$177	$215	$206	$210	$248
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16 [8]	1.14	1.13	1.15	1.16	1.17
Expenses including reductions	1.15 [8]	1.13	1.13	1.14	1.15	1.17
Net investment income	5.03 [8,9]	3.83	2.99	2.52	2.17	2.37
Portfolio turnover (%)	46	96	93	43	43	42

[1]	Six months ended 6-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
[4]	The repurchase plan was completed at an average repurchase price of $14.17, $15.71 and $17.38 for 312,533 shares, 1,120,307 shares and 94,866 shares for the periods ended 12-31-16, 12-31-15 and 12-31-14, respectively.
[5]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
35	JOHN HANCOCK Hedged Equity & Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Hedged Equity & Income Fund (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. ETFs held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Hedged Equity & Income Fund	36

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of June 30, 2019, by major security category or type:
	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$13,760,219	$5,427,605	$8,332,614	—
Consumer discretionary	11,973,416	5,724,610	6,248,806	—
Consumer staples	12,626,419	7,660,187	4,966,232	—
Energy	16,442,827	8,046,791	8,396,036	—
Financials	27,020,680	6,774,767	20,245,913	—
Health care	13,566,625	4,216,026	9,350,599	—
Industrials	12,780,006	1,641,869	11,138,137	—
Information technology	14,980,892	10,487,776	4,493,116	—
Materials	7,945,464	2,267,500	5,677,964	—
Real estate	6,553,671	4,211,486	2,342,185	—
Utilities	10,747,394	3,700,491	7,046,903	—
Preferred securities
Communication services	45,491	45,491	—	—
Consumer discretionary	722,261	—	722,261	—
37	JOHN HANCOCK Hedged Equity & Income Fund | SEMIANNUAL REPORT

	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Information technology	$90,174	—	$90,174	—
Utilities	98,720	$98,720	—	—
Exchange-traded funds	58,330	58,330	—	—
Foreign government obligations	107,790	—	107,790	—
Corporate bonds	25,620,410	—	25,620,410	—
Convertible bonds	216,202	—	216,202	—
Term loans	1,335,919	—	1,335,919	—
Rights	23,880	23,880	—	—
Escrow certificates	750	—	—	$750
Short-term investments	2,300,000	—	2,300,000	—
Total investments in securities	$179,017,540	$60,385,529	$118,631,261	$750
Derivatives:
Assets
Futures	$1,514	$1,514	—	—
Forward foreign currency contracts	49,565	—	$49,565	—
Liabilities
Futures	(118,790)	(118,790)	—	—
Forward foreign currency contracts	(38,839)	—	(38,839)	—
Written options	(272,800)	(272,800)	—	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until
SEMIANNUAL REPORT | JOHN HANCOCK Hedged Equity & Income Fund	38

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
39	JOHN HANCOCK Hedged Equity & Income Fund | SEMIANNUAL REPORT

Managed distribution plan. The fund has adopted a managed distribution plan (Plan). Under the current Plan, the fund makes quarterly distributions of an amount equal to $0.376 per share, which will be paid quarterly until further notice.
Distributions under the Plan may consist of net investment income, net realized capital gains and, to the extent necessary, return of capital. Return of capital distributions may be necessary when the fund’s net investment income and net capital gains are insufficient to meet the minimum distribution. In addition, the fund may also make additional distributions for the purpose of not incurring federal income and excise taxes.
The Board of Trustees may terminate or reduce the amount paid under the Plan at any time. The termination or reduction may have an adverse effect on the market price of the fund’s shares.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly pursuant to the Managed Distribution Plan described above. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, derivative transactions,wash sale loss deferrals, and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
SEMIANNUAL REPORT | JOHN HANCOCK Hedged Equity & Income Fund	40

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Payable for futures margin is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Collateral or margin requirements are set by the broker or applicable clearinghouse. Collateral is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments.
During the six months ended June 30, 2019, the fund used futures contracts to manage against anticipated changes in securities markets. The fund held futures contracts with USD notional values ranging from $9.6 million to $18.8 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of
41	JOHN HANCOCK Hedged Equity & Income Fund | SEMIANNUAL REPORT

the currency or settlement with the counterparty.
During the six months ended June 30, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure. The fund held forward foreign currency contracts with USD notional values ranging from $24.2 million to $29.0 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
During the six months ended June 30, 2019, the fund wrote option contracts to generate income. The fund held written option contracts with market values ranging from $272,800 to $642,900, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at June 30, 2019 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin	Futures [1]	$1,514	$(118,790)
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency	Forward foreign currency contracts	49,565	(38,839)
Equity	Written options, at value	Written options	—	(272,800)
			$51,079	$(430,429)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
SEMIANNUAL REPORT | JOHN HANCOCK Hedged Equity & Income Fund	42

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2019:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
Equity	$(1,915,518)	—	$(2,397,341)	$(4,312,859)
Foreign currency	—	$147,449	—	147,449
Total	$(1,915,518)	$147,449	$(2,397,341)	$(4,165,410)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2019:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
Foreign currency	—	$200,098	—	$200,098
Equity	$(258,592)	—	$115,977	(142,615)
Total	$(258,592)	$200,098	$115,977	$57,483
Note 4—Guarantees and indemnifications
Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to 0.95% of the fund’s average daily gross assets. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended June 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
43	JOHN HANCOCK Hedged Equity & Income Fund | SEMIANNUAL REPORT

The expense reductions described above amounted to $6,669 for the six months ended June 30, 2019.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2019 were equivalent to a net annual effective rate of 0.94% of the fund's average daily managed net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended June 30, 2019 amounted to an annual rate of 0.03% of the fund's average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
On December 6, 2011, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed and approved by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, between January 1, 2019 and December 31, 2019, up to 10% of its outstanding common shares (based on common shares outstanding as of December 31, 2018). During the six months ended June 30, 2019 and the year ended December 31, 2018, the fund had no activities under the repurchase program.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments amounted to $82,155,321 and $89,954,469, respectively, for the six months ended June 30, 2019.
Note 8—Direct placement securities
The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at June 30, 2019:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Allstar Co-Invest LLC	8-1-11	$240,553	236,300	—	—	236,300	0.0%	—
SEMIANNUAL REPORT | JOHN HANCOCK Hedged Equity & Income Fund	44

ADDITIONAL INFORMATION

Unaudited

Investment objective and policy

The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on May 26, 2011 and are publicly traded on the New York Stock Exchange (the NYSE). The fund's investment objective is to provide total return with a focus on current income and gains and also consisting of long-term capital appreciation. The fund uses an equity strategy, as well as futures and call writing, to pursue its investment objective.

Under normal circumstances, the fund will invest at least 80% of its net assets (assets plus borrowings for investment purposes) in equity and equity-related securities, including common stock, preferred stock, depositary receipts (including American Depositary Receipts and Global Depositary Receipts), index-related securities (including exchange-traded funds), options on equity securities and equity indexes, real estate investment structures (including real estate investment trusts), convertible securities, private placements, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes and other similar equity equivalents. The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including China A shares listed and traded on certain Chinese stock exchanges through Stock Connect, a mutual market access program. These equity and equity-related instruments may include equity securities of, or derivatives linked to, foreign issuers and indexes (including emerging market issuers or indexes).

Dividends and distributions

During the six months ended June 30, 2019, distributions from net investment income totaling $0.7520 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

Payment date	Distributions*
March 29, 2019	$0.3760
June 28, 2019	0.3760
Total	$0.7520

* A portion of the distributions may be deemed a tax return of capital at the fiscal year end.

SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       45

Shareholder meeting

The fund held its Annual Meeting of Shareholders on February 7, 2019. The following proposals were considered by the shareholders:

Proposal: To elect one (1) Trustee (Marianne Harrison) to serve for a two-year term ending at the 2021 Annual Meeting of Shareholders. To elect (4) Trustees (Andrew G. Arnott, Deborah C. Jackson, James M. Oates and Steven R. Pruchansky) to serve for a three-year term ending at the 2022 Annual Meeting of Shareholders.

	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Deborah C. Jackson	8,211,718.000	150,916.000
James M. Oates	8,214,028.000	148,606.000
Steven R. Pruchansky	8,207,070.000	155,564.000
Non-Independent Trustee
Andrew G. Arnott	8,215,381.000	147,253.000
Marianne Harrison	8,208,717.000	153,917.000

Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are: James R. Boyle, William H. Cunningham, Grace K. Fey, Hassell H. McClellan, Gregory A. Russo, Charles L. Bardelis, Peter S. Burgess and Theron S. Hoffman.

SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       46

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Hedged Equity & Income Fund (the fund) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly known as "John Hancock Advisors, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the fund under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the fund and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and other pertinent information, such as the market premium and discount information, and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the fund and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       47

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the fund's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.

The Board also considered the differences between the Advisor's services to the fund and the services it provides to other clients that are not closed-end funds, including, for example, the differences in services related to the regulatory and legal obligations of closed-end funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the fund and of the other funds in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the fund's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       48

(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the fund's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the fund and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data;
(d)	took into account the Advisor's analysis of the fund's performance; and
(e)	considered the fund's share performance and premium/discount information.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that, based on its net asset value, the fund underperformed its benchmark index for the one-, three-, and five-year periods ended December 31, 2018. The Board also noted that, based on its net asset value, the fund outperformed its peer group average for the one- and five-year periods and underperformed its peer group average for the three-year period ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds. The Board also took into account management's discussion of the impact of current market conditions on the fund's investment strategy.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of

SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       49

funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for the fund are lower than the peer group median and that net total expenses for the fund are lower than the peer group median. The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the fund, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(f)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(g)	noted that the subadvisory fees for the fund are paid by the Advisor and is negotiated at arm's length;
(h)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(i)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which the fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of the fund shareholders, the Board noted that the fund has a

SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       50

limited ability to increase its assets as a closed-end fund. The Board took into account management's discussions of the current advisory fee structure, and, as noted above, the services the Advisor provides in performing its functions under the Advisory Agreement and in supervising the Subadvisor.

The Board also considered potential economies of scale that may be realized by the fund as part of the John Hancock Fund Complex. Among them, the Board noted that the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. The Board considered the Advisor's overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the fund. The Board determined that the management fee structure for the fund was reasonable.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the fund's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the fund's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for

SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       51

the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fee paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund's performance, based on net asset value, has generally been in line with or outperformed the historical performance of comparable funds; and
SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       52

(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       53

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Wellington Management Company LLP

Portfolio Managers

Roberto J. Isch, CFA
Gregg R. Thomas, CFA

Custodian

State Street Bank and Trust Company

Transfer agent

Computershare Shareowner Services, LLC

Legal counsel

K&L Gates LLP

Stock symbol

Listed New York Stock Exchange: HEQ

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

You can also contact us:
800-852-0218 jhinvestments.com	Regular mail: Computershare P.O. Box 505000 Louisville, KY 40233	Express mail: Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202

SEMIANNUAL REPORT   |   JOHN HANCOCK HEDGED EQUITY & INCOME FUND       54

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management, LLC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-852-0218 ■ jhinvestments.com

MF897448	P15SA 6/19 8/19

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
(a) Not applicable.
(b)

REGISTRANT PURCHASES OF EQUITY SECURITIES

			Total number of shares	Maximum number of
	Total number of	Average	purchased as part of	shares that may yet be
	shares	price per	publicly announced	purchased under the
Period	purchased	share	plans*	plans
18-Dec	-	-	-	1,221,396
19-Jan	-	-	-	1,221,396
19-Feb	-	-	-	1,221,396
19-Mar	-	-	-	1,221,396
19-Apr	-	-	-	1,221,396
19-May	-	-	-	1,221,396
19-Jun	-	-	-	1,221,396
Total	-	-	-
*On December 6, 2011, the Board of Trustees approved a share repurchase plan (the Repurchase Plan). Under the Repurchase Plan, the Fund was allowed to purchase, in the open market, up to 10% of its outstanding common shares between January 1, 2019 and December 31, 2019 (based on common shares outstanding as of December 31, 2018).

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Nominating and Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Governance Committee Charter".

(c)(3) Registrant’s notice to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the Investment Company Act of 1940, as amended and Rule 19b-1 thereunder regarding distributions made pursuant to the Registrant’s Managed Distribution Plan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 21, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	August 21, 2019